Decommissioning Obligations - Detailed Information about Decommissioning Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of decommissioning liabilities [abstract]
Opening carrying amount	$ 125,721	$ 118,903
Changes in estimates and new estimated cash flows	769	1,966
Accretion of present value discount	5,075	4,852
Closing carrying amount	$ 131,565	$ 125,721